Document and Entity Information	Nov. 10, 2020
Cover [Abstract]
Entity Registrant Name	Palo Alto Networks Inc
Amendment Flag	true
Entity Central Index Key	0001327567
Document Type	8-K/A
Document Period End Date	Nov. 10, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-35594
Entity Tax Identification Number	20-2530195
Entity Address, Address Line One	3000 Tannery Way
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	753-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	PANW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends and supplements our Form 8-K filed on November 12, 2020 (the “Original 8-K”) to provide final information regarding the number of shares issued in connection with the closing of the acquisition of Expanse Holding Company, Inc., a Delaware corporation (the “Expanse”) by Palo Alto Networks, Inc., a Delaware corporation (the “Company”).